Consolidated Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Assets
Goodwill		$ 896	$ 890		$ 907
Other intangible assets		3,986	3,884		4,015
Property, plant and equipment		374	437		495
Insurance contract assets		1,180	1,134		1,250
Reinsurance contracts assets		2,426	1,856		2,787
Deferred tax assets		156	140		132
Current tax recoverable		34	18		20
Investments in joint ventures and associates accounted for using the equity method		1,940	2,259		2,698
Investment properties		39	37		38
Loans		578	590		771
Equity securities and holdings in collective investment schemes	[2]	64,753	57,679		61,601
Debt securities	[2]	83,064	77,016		99,154
Derivative assets		1,855	569		481
Deposits		5,870	6,275		4,741
Accrued investment income		1,003	983		1,017
Other debtors		1,161	968		955
Cash and cash equivalents		4,751	5,514	[3]	7,170	[3]
Total assets		174,066	160,249		188,232
Equity
Shareholders' equity		17,823	16,731		18,936
Non-controlling interests		160	167		175
Total equity		17,983	16,898	[4]	19,111	[4]
Liabilities
Insurance contract liabilities		139,840	126,242		149,798
Reinsurance contract liabilities		1,151	1,175		1,254
Investment contract liabilities without discretionary participation features		769	663		722
Core structural borrowings of shareholder-financed businesses		3,933	4,261		6,127
Operational borrowings		941	815		861
Obligations under funding, securities lending and sale and repurchase agreements		716	582		223
Net asset value attributable to unit holders of consolidated investment funds		2,711	4,193		5,664
Deferred tax liabilities		1,250	1,139		1,167
Current tax liabilities		275	208		185
Accruals, deferred income and other creditors		4,035	2,866		2,624
Provisions		224	206		234
Derivative liabilities		238	1,001		262
Total liabilities		156,083	143,351		169,121
Total equity and liabilities		$ 174,066	$ 160,249		$ 188,232

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2023 are $2,001 million of lent securities and assets subject to repurchase agreements (31 December 2022: $1,571 million)
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.